FAIR VALUE MEASUREMENT OF WARRANTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3) (Details) $ in Thousands	6 Months Ended
Jun. 30, 2026 USD ($)
Disclosure of fair value measurement of liabilities [line items]
Opening Balance	$ 2,174
Closing Balance	2,420
Level 3 [Member] | Fair value [Member]
Disclosure of fair value measurement of liabilities [line items]
Opening Balance	2,174
Changes in fair value through profit and loss	246
Closing Balance	$ 2,420